September 4, 2019

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: A3 Alternative Credit Fund (File Nos. 333-231938 and 811-23447)

Dear Sir/Madam:

On behalf of the A3 Alternative Credit Fund (the “Fund”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Fund’s Registration Statement under the Securities Act of 1933.

If you have any questions concerning this filing, please contact Andrew J. Davalla at (614) 469-3353.

Very truly yours,

/s/Andrew J. Davalla
Andrew J. Davalla